SUPPLEMENT DATED OCTOBER 27, 2021
TO
PROSPECTUS DATED APRIL 30, 2021 FOR
PREFERENCE PLUS® ACCOUNT VARIABLE
DEFERRED AND INCOME ANNUITY CONTRACTS (BPPA)
ISSUED BY SEPARATE ACCOUNT E OF
METROPOLITAN LIFE INSURANCE COMPANY (“METLIFE”)
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
This document is a supplement to the prospectus dated April 30, 2021 (the “prospectus”) for the Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) issued by Metropolitan Life Insurance Company (“we,” “us”). This supplement is not a complete prospectus and must be accompanied by the prospectus.
This supplement amends the first sentence under “Separate Account Charge” on page 30 of the prospectus as follows:
“You will pay an insurance-related charge for the Separate Account (also described in this prospectus as a “Base Contract Charge”) of 1.25% annually of the average value of the amount You have in the Separate Account.”